Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.36%	18.96%	16.78%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		25.52%	15.95%	15.80%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	19.82%	14.59%	14.92%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.90%	13.47%	13.62%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.18%	11.60%	12.15%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		23.19%	14.72%	14.56%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		25.45%	15.87%	15.71%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		25.38%	15.85%	15.71%

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.